2. PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
2. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following at December 31:

	USEFUL LIVES	2012	2011

Furniture and Fixtures	5 years	$1,205,673	$986,785
Leasehold Improvements	5 years	4,084	8,919
		1,209,757	995,704
Less Accumulated Depreciation		461,523	280,839
		$748,234	$714,865

Depreciation expense for the years ended December 31, 2012 and 2011 was $233,825 and $129,607, respectively.